LEASES (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2015 vessel	Mar. 31, 2015 vessel	Dec. 31, 2014 vessel	Dec. 31, 2017 USD ($) vessel vessels	Dec. 31, 2016 USD ($) vessel vessels	Dec. 31, 2015 USD ($) vessel
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018				$ 6,071
2019				1,446
2020				1,298
2021				231
2022				147
Thereafter				0
Total future minimum rental payments				$ 9,193
Leases, Schedule of Leased Assets [Line Items]
Total vessels leased in on long-term time charters | vessel				9	13
Total vessels leased in on short term time charter | vessels				1
Operating Leases, Rent Expense, Net				$ 21,200	$ 71,800	$ 43,200
Profit share expense				$ 5,600	$ 50,900
Number of vessels leased out on fixed rate time charters | vessels				6	13
Number of vessels leased out on fixed rate time charters with profit sharing agreements | vessel				1	1
Number of vessels chartered out on index-linked charters | vessel					0
Percentage of third party charter revenues to be received as profit share income		50.00%
Operating Leases, Future Minimum Payments Receivable [Abstract]
2018				$ 8,449
2019				640
2020				0
2021				0
2022				0
Thereafter				0
Total minimum lease revenues				9,089
Assets Leased to Others [Member]
Leases, Schedule of Leased Assets [Line Items]
Cost of vessels				294,100	$ 712,600
Accumulated depreciation of vessels				44,900	65,500
Melody, Tina, Symphony, Commodore [Domain]
Leases, Schedule of Leased Assets [Line Items]
Profit share expense				0	4,200
MR tanker [Member]
Leases, Schedule of Leased Assets [Line Items]
Percentage of charter revenues to pay as profit share expense		50.00%
MR tanker [Member] | Maersk Maya [Domain]
Leases, Schedule of Leased Assets [Line Items]
Profit share expense				0	0
Melody, Tina, Symphony, Commodore [Domain]
Leases, Schedule of Leased Assets [Line Items]
Percentage of charter revenues to pay as profit share expense	60.00%
VLCC Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of Vessels Chartered-In, Short-term Charters, earnings split with third party | vessel	2
VLCC Vessels [Member] | oceanis [Member] [Member]
Leases, Schedule of Leased Assets [Line Items]
Profit share expense				300	200
Double Hull Suezmax [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of vessels leased out on fixed rate time charters with profit sharing agreements | vessel		2
Suezmax [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of Vessels Chartered-In, Short-term Charters, earnings split with third party | vessel						2
profit share income				$ 0	700
Suezmax Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of vessels chartered out on index-linked charters | vessel			2
Revenue on index linked time charters					$ 7,100	$ 27,700